Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Assets, Net [Abstract]
Schedule of Fixed Assets, Net	Fixed assets, net, consisted of the following:
	December 31, 2023	December 31, 2022
Construction in progress	$602	$601
Catamaran tray sets	538	193
IT equipment	56	56
Leasehold improvements	15	—
Lab equipment	14	14
Office furniture	9	9
Fixed assets, gross	1,234	873
Less: accumulated depreciation	(273)	(80)
Fixed assets, net	$961	$793